SHARE BASED COMPENSATION (Details Narrative) - USD ($)										12 Months Ended
	Aug. 25, 2021	Apr. 30, 2021	Jan. 25, 2021	Jan. 03, 2021	Nov. 24, 2020	Jul. 09, 2020	Jul. 01, 2016	Sep. 01, 2015	Jul. 27, 2015	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Mar. 01, 2021
Share Incentive Plan 2011 [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Granted										0	0	0
Share Incentive Plan 2011 [Member] | Share-Based Payment Arrangement, Tranche One [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Vesting percentage							40.00%
Share Incentive Plan 2011 [Member] | Share-Based Payment Arrangement, Tranche Two [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Vesting percentage							30.00%
Share Incentive Plan 2011 [Member] | Share-Based Payment Arrangement, Tranche Three [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Vesting percentage							30.00%
Share Incentive Plan 2020 [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Shares exerecised												$ 558,395
Restricted Stock Units (RSUs) [Member] | Share Incentive Plan 2011 [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Granted							10,430,000
Vested exercise price							$ 0
Restricted stock unit award description							The issued RSUs will vest 100% when the following two conditions are both met: a) on and after the first anniversary of the grant date and b) the market price of the Company’s ADS is not less than $7 per ADS.
Restricted Stock Units (RSUs) [Member] | Share Incentive Plan 2020 [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Vesting description					The issued RSUs issued RSUs has a four-year time-based vesting schedule with a one-year cliff. After the cliff, 1/12 of the remaining granted shares vest each quarter until the four-year vesting period is over.
Share-Based Payment Arrangement, Nonvested Award, Cost Not yet Recognized, Period for Recognition					4 years
Share-Based Payment Arrangement, Option [Member] | Share Incentive Plan 2011 [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Granted							32,028,700
Vested exercise price							$ 0.20
Board of Directors Chairman [Member] | Restricted Stock Units (RSUs) [Member] | Share Incentive Plan 2011 [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Granted						550,001			28,841,700
Vested exercise price									$ 0
Vesting percentage											50.00%
Vests with exercise price						$ 0
Vesting description						The issued RSUs has a four-year time-based vesting schedule with a one-year cliff. After the cliff, 1/12 of the remaining granted shares vest each quarter until the four-year vesting period is over.
Share-Based Payment Arrangement, Nonvested Award, Cost Not yet Recognized, Period for Recognition						4 years
Board of Directors Chairman [Member] | Restricted Stock Units (RSUs) [Member] | Share Incentive Plan 2020 [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Granted					205,600
Board of Directors Chairman [Member] | Share-Based Payment Arrangement, Option [Member] | Share Incentive Plan 2011 [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Unvested options								3,312,618
Vested and transfer to grantee								28,639,900
Management [Member] | Share Incentive Plan Two Thousand Twenty One [Member] | Share-Based Payment Arrangement, Tranche One [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Vesting description	decision of management, 527,777 RSUs can be exercised immediately, 50% of the rest 571,666 RSUs has a six months time-based vesting schedule, 50% of the rest 571,666 RSUs has a twelve months time-based vesting schedule.
Management [Member] | Restricted Stock Units (RSUs) [Member] | Share Incentive Plan 2011 [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Granted			224,000	123,000
Vests with exercise price				$ 0									$ 0
Management [Member] | Restricted Stock Units (RSUs) [Member] | Share Incentive Plan 2020 [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Granted		20,000	100,000	140,000
Vests with exercise price		$ 0	$ 0	$ 0
Management [Member] | Restricted Stock Units (RSUs) [Member] | Share Incentive Plan Two Thousand Twenty One [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Granted	1,099,443
Vests with exercise price	$ 0